UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2025

Dividend Growth ETF (TDVG)

Principal Listing Exchange: NYSE Arca, Inc.

This semi-annual shareholder report contains important information about Dividend Growth ETF (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Growth ETF	$26	0.50%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$879,212
  Number of Portfolio Holdings95
  Portfolio Turnover Rate9.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	22.3%
Financials	20.0
Industrials & Business Services	16.4
Health Care	12.0
Consumer Staples	7.6
Consumer Discretionary	6.3
Energy	4.3
Utilities	3.2
Materials	3.2
Other	4.7

Top Ten Holdings (as a % of Net Assets)

Microsoft	6.8%
Apple	4.0
JPMorgan Chase	3.0
Visa	2.9
Broadcom	2.5
GE Aerospace	2.4
Chubb	1.9
Walmart	1.7
Marsh & McLennan	1.6
Bank of America	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Dividend Growth ETF (TDVG)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: NYSE Arca, Inc.

202506-4610402

ETF786-053 08/25

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
June 30, 2025
T. ROWE PRICE
TDVG	Dividend Growth ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE DIVIDEND GROWTH ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	Year Ended				8/4/20(1) Through
	6/30/25	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
NET ASSET VALUE
Beginning of period	$ 39.56	$ 35.21	$ 31.41	$ 35.32	$ 28.26	$ 25.00
Investment activities
Net investment income(2)(3)	0.24	0.45	0.47	0.42	0.33	0.14
Net realized and unrealized gain/loss	2.79	4.32	3.79	(3.97)	7.01	3.24
Total from investment activities	3.03	4.77	4.26	(3.55)	7.34	3.38
Distributions
Net investment income	(0.23)	(0.42)	(0.46)	(0.36)	(0.28)	(0.12)
NET ASSET VALUE
End of period	$ 42.36	$ 39.56	$ 35.21	$ 31.41	$ 35.32	$ 28.26

T. ROWE PRICE DIVIDEND GROWTH ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	Year Ended				8/4/20(1) Through
	6/30/25	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	7.67%	13.56%	13.69%	(10.02)%	26.09%	13.52%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.50%(5)	0.50%	0.50%	0.50%	0.50%	0.50%(5)
Net expenses after waivers/payments by Price Associates	0.50%(5)	0.50%	0.50%	0.50%	0.50%	0.50%(5)
Net investment income	1.20%(5)	1.15%	1.43%	1.34%	1.01%	1.31%(5)
Portfolio turnover rate(6)	9.2%	14.0%	18.0%	18.3%	12.1%	6.7%
Net assets, end of period (in thousands)	$ 879,212	$ 747,517	$ 349,479	$ 272,133	$ 126,811	$ 37,020

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.

T. ROWE PRICE DIVIDEND GROWTH ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE DIVIDEND GROWTH ETF

June 30, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 98.3%
COMMUNICATION SERVICES 1.1%
Wireless Telecommunication Services 1.1%
T-Mobile US	39,321	9,369
Total Communication Services		9,369
CONSUMER DISCRETIONARY 6.3%
Hotels, Restaurants & Leisure 3.1%
Hilton Worldwide Holdings	41,758	11,122
Marriott International, Class A	9,135	2,496
McDonald's	30,403	8,883
Yum! Brands	32,542	4,822
		27,323
Specialty Retail 2.8%
Home Depot	31,868	11,684
Ross Stores	75,972	9,693
Tractor Supply	66,787	3,524
		24,901
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Class B	46,921	3,333
		3,333
Total Consumer Discretionary		55,557
CONSUMER STAPLES 7.6%
Beverages 1.3%
Coca-Cola	159,776	11,304
		11,304
Consumer Staples Distribution & Retail 2.2%
Costco Wholesale	4,976	4,926

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Walmart	152,051	14,867
		19,793
Food Products 0.9%
Mondelez International	117,052	7,894
		7,894
Household Products 1.0%
Colgate-Palmolive	100,088	9,098
		9,098
Personal Care Products 1.0%
Kenvue	422,082	8,834
		8,834
Tobacco 1.2%
Philip Morris International	56,436	10,279
		10,279
Total Consumer Staples		67,202
ENERGY 4.3%
Energy Equipment & Services 0.5%
Schlumberger	139,356	4,710
		4,710
Oil, Gas & Consumable Fuels 3.8%
ConocoPhillips	86,787	7,788
EOG Resources	42,732	5,111
EQT	79,218	4,620
Exxon Mobil	104,274	11,241
Williams	76,321	4,794
		33,554
Total Energy		38,264

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
FINANCIALS 20.0%
Banks 5.5%
Bank of America	302,959	14,336
JPMorgan Chase	91,411	26,501
Wells Fargo	88,970	7,128
		47,965
Capital Markets 4.1%
Charles Schwab	137,729	12,566
Goldman Sachs Group	8,190	5,797
Morgan Stanley	82,554	11,629
S&P Global	11,977	6,315
		36,307
Consumer Finance 1.5%
American Express	40,775	13,006
		13,006
Financial Services 2.9%
Visa, Class A	71,911	25,532
		25,532
Insurance 6.0%
Aon, Class A	8,078	2,882
Chubb	57,412	16,633
Hartford Insurance Group	48,025	6,093
Marsh & McLennan	66,105	14,453
MetLife	30,625	2,463
Progressive	38,409	10,250
		52,774
Total Financials		175,584

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
HEALTH CARE 12.0%
Biotechnology 1.6%
AbbVie	48,217	8,950
Gilead Sciences	44,276	4,909
		13,859
Health Care Equipment & Supplies 2.1%
Becton Dickinson	26,534	4,570
GE HealthCare Technologies	49,072	3,635
Stryker	25,895	10,245
		18,450
Health Care Providers & Services 3.8%
Cigna	11,006	3,638
Elevance Health	12,682	4,933
McKesson	15,423	11,302
Quest Diagnostics	37,430	6,724
UnitedHealth Group	23,506	7,333
		33,930
Life Sciences Tools & Services 1.8%
Danaher	38,356	7,577
Thermo Fisher Scientific	20,491	8,308
		15,885
Pharmaceuticals 2.7%
AstraZeneca, ADR	121,166	8,467
Eli Lilly	17,312	13,495
Zoetis	10,630	1,658
		23,620
Total Health Care		105,744

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
INDUSTRIALS & BUSINESS SERVICES 16.4%
Aerospace & Defense 4.8%
GE Aerospace	80,492	20,718
Howmet Aerospace	66,205	12,323
Northrop Grumman	18,008	9,003
		42,044
Building Products 0.8%
Trane Technologies	15,824	6,922
		6,922
Commercial Services & Supplies 1.0%
Waste Connections	50,281	9,388
		9,388
Electrical Equipment 1.2%
GE Vernova	9,072	4,800
Rockwell Automation	16,913	5,618
		10,418
Ground Transportation 2.2%
CSX	161,327	5,264
Old Dominion Freight Line	32,148	5,218
Union Pacific	37,864	8,712
		19,194
Industrial Conglomerates 2.5%
Honeywell International	42,410	9,877
Roper Technologies	20,918	11,857
		21,734
Machinery 1.9%
Deere	18,458	9,386
Illinois Tool Works	11,399	2,818
Otis Worldwide	26,475	2,621

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Stanley Black & Decker	36,953	2,504
		17,329
Professional Services 2.0%
Automatic Data Processing	19,148	5,905
Booz Allen Hamilton Holding	9,328	972
Broadridge Financial Solutions	43,572	10,589
		17,466
Total Industrials & Business Services		144,495
INFORMATION TECHNOLOGY 22.3%
Electronic Equipment, Instruments & Components 2.1%
Amphenol, Class A	129,451	12,783
TE Connectivity	34,940	5,894
		18,677
IT Services 1.2%
Accenture, Class A	34,920	10,437
		10,437
Semiconductors & Semiconductor Equipment 7.6%
Analog Devices	43,743	10,412
Applied Materials	33,908	6,208
Broadcom	78,427	21,618
KLA	13,043	11,683
QUALCOMM	27,014	4,302
Taiwan Semiconductor Manufacturing, ADR	25,050	5,674
Texas Instruments	32,511	6,750
		66,647
Software 7.4%
Intuit	7,140	5,624
Microsoft	119,317	59,349
		64,973

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Technology Hardware, Storage & Peripherals 4.0%
Apple	171,592	35,205
		35,205
Total Information Technology		195,939
MATERIALS 3.2%
Chemicals 2.6%
Linde	25,836	12,122
RPM International	23,426	2,573
Sherwin-Williams	24,272	8,334
		23,029
Containers & Packaging 0.6%
Avery Dennison	27,565	4,837
		4,837
Total Materials		27,866
REAL ESTATE 1.9%
Residential REITs 1.0%
Equity Residential, REIT	129,050	8,710
		8,710
Specialized REITs 0.9%
American Tower, REIT	35,677	7,885
		7,885
Total Real Estate		16,595
UTILITIES 3.2%
Electric Utilities 0.7%
NextEra Energy	81,392	5,650
		5,650

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Gas Utilities 0.7%
Atmos Energy	42,077	6,485
		6,485
Multi-Utilities 1.8%
Ameren	99,536	9,559
CMS Energy	92,417	6,403
		15,962
Total Utilities		28,097
Total Common Stocks (Cost $738,872)		864,712
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
State Street Institutional U.S. Government Money Market Fund, 4.27% (1)	13,717,350	13,717
Total Short-Term Investments (Cost $13,717)		13,717
Total Investments in Securities 99.9% of Net Assets (Cost $752,589)		$878,429

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Seven-day yield
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE DIVIDEND GROWTH ETF

June 30, 2025 Unaudited
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $752,589)	$878,429
Receivable for shares sold	847
Dividends receivable	799
Receivable for investment securities sold	300
Cash	15
Total assets	880,390
Liabilities
Payable for investment securities purchased	829
Investment management and administrative fees payable	349
Total liabilities	1,178
NET ASSETS	$879,212
Net Assets Consists of:
Total distributable earnings (loss)	$103,922
Paid-in capital applicable to 20,755,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	775,290
NET ASSETS	$879,212
NET ASSET VALUE PER SHARE	$42.36
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE DIVIDEND GROWTH ETF

Unaudited
    STATEMENT OF OPERATIONS

($000s)
6 Months Ended
6/30/25
Investment Income (Loss)
Dividend income (net of foreign taxes of $11)	$6,652
Investment management and administrative expense	1,958
Net investment income	4,694
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(7,895)
In-kind redemptions	5,594
Net realized loss	(2,301)
Change in net unrealized gain / loss on securities	58,724
Net realized and unrealized gain / loss	56,423
INCREASE IN NET ASSETS FROM OPERATIONS	$61,117
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE DIVIDEND GROWTH ETF

Unaudited
    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	6 Months Ended	Year Ended
	6/30/25	12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income	$4,694	$6,557
Net realized gain (loss)	(2,301)	23,185
Change in net unrealized gain / loss	58,724	26,301
Increase in net assets from operations	61,117	56,043
Distributions to shareholders
Net earnings	(4,541)	(6,584)
Capital share transactions*
Shares sold	95,651	454,630
Shares redeemed	(20,532)	(106,051)
Increase in net assets from capital share transactions	75,119	348,579
Net Assets
Increase during period	131,695	398,038
Beginning of period	747,517	349,479
End of period	$879,212	$747,517
*Share information (000s)
Shares sold	2,370	11,660
Shares redeemed	(510)	(2,690)
Increase in shares outstanding	1,860	8,970
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE DIVIDEND GROWTH ETF

Unaudited
    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Dividend Growth ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks dividend income and long-term capital growth.
The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. In order to provide market participants with information on the fund’s investments, the fund publishes a “Proxy Portfolio” on its website daily. A Proxy Portfolio is a basket of securities that is designed to closely track the daily performance of the fund’s portfolio holdings. While the Proxy Portfolio includes some of the fund’s holdings, it is not the fund’s actual portfolio. The fund does disclose its full portfolio holdings on a quarterly basis, similar to mutual funds.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions

T. ROWE PRICE DIVIDEND GROWTH ETF

are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 5,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
New Accounting Guidance
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied

T. ROWE PRICE DIVIDEND GROWTH ETF

prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE DIVIDEND GROWTH ETF

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted

T. ROWE PRICE DIVIDEND GROWTH ETF

cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On June 30, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE  3  –  OTHER INVESTMENT TRANSACTIONS
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $72,833,000 and $79,244,000, respectively, for the six months ended June 30, 2025. Portfolio securities received and delivered through in-kind transactions aggregated $94,418,000 and $20,060,000, respectively, for the six months ended June 30, 2025.
NOTE  4  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2024, the fund had $18,998,000 of available capital loss carryforwards.

T. ROWE PRICE DIVIDEND GROWTH ETF

At June 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $753,381,000. Net unrealized gain aggregated $125,048,000 at period-end, of which $147,231,000 related to appreciated investments and $22,183,000 related to depreciated investments.
NOTE  5  –   FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.50% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.

T. ROWE PRICE DIVIDEND GROWTH ETF

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2025, fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  7  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE  8  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the

T. ROWE PRICE DIVIDEND GROWTH ETF

economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE DIVIDEND GROWTH ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser).  In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract.  At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract.  The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below.  The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics.  The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser.  These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications.  The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record.  The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds.  In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide

T. ROWE PRICE DIVIDEND GROWTH ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.  Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance.  The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.  The Board noted that, as of December 31, 2024, the fund lagged its benchmark for most performance periods and the fund’s total returns ranked in the 4th quartile for most periods when compared to performance peer groups selected by third-party data providers.  The Adviser provided the Board with information addressing the fund’s performance relative to its benchmarks and performance peers during the applicable periods, the primary reasons for such results, and efforts being undertaken to improve performance.  The Board considered the Adviser’s responses and its efforts and plans to improve the fund’s investment performance and noted that it will continue to periodically review the fund’s performance.  The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund.  In considering soft-dollar arrangements, the Board noted that, effective January 1, 2024, the Adviser began using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.

T. ROWE PRICE DIVIDEND GROWTH ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses, taxes, brokerage commissions and other transaction costs, fund proxy expenses, and any nonrecurring extraordinary expenses. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for investors and such a fee structure is typically used by other ETFs offered by competitors. The Adviser has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund).  Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers.  The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board

T. ROWE PRICE DIVIDEND GROWTH ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
considered the fund’s actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s actual management fee rate ranked in the third quintile (Expense Group) and fourth quintile (Expense Universe) and the fund’s total expenses ranked in the second quintile (Expense Group) and third quintile (Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business.  The Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business.  In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

T. ROWE PRICE DIVIDEND GROWTH ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract.  No single factor was considered in isolation or to be determinative to the decision.  Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

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1307 Point Street
Baltimore, MD 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF786-051 08/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2025